ORGANIZATION AND BUSINESS BACKGROUND - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jul. 31, 2017
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description	In November 2015, CECL was established in Doha, Qatar, by CCPL, a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively.
Percentage Of Variable ReturnsLoss attributable to CCPL	95.00%
Subsidiaries [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Due to Affiliate, Current	$ 162	$ 267
Due from Affiliate, Current	$ 4,567	$ 7,385
Bond M E Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Bond Corporation Pte Ltd [Member] | Bond M E Sdn Bhd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Equity Method Investment, Ownership Percentage			49.10%